Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

Disposal of Blockchain Dynamics Limited and its subsidiary

On March 19, 2024, the Group resolved to dispose Blockchain Dynamics Limited together with its subsidiary. The business was disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of US$0.04. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of December 31, 2024, while results of operations related to the discontinued operations for the years ended December 31, 2023 and 2024 are reported as income (loss) from discontinued operations.

The results of discontinued operations for the years ended December 31, 2023 and 2024 are as follows:

	For the years ended December 31,
	2023	2024
Revenues	$13	$—
Less: Cost of revenues	—	—
Gross Revenue	13	—
Total operating expenses	212	—
Loss from discontinued operations	(199)	—
Total other income, net	(118)	—
Loss from discontinued operation before income taxes	(317)	—
Income tax expenses from operations	—	—
Net loss from discontinued operations	$(317)	$—

Assets and liabilities of the discontinued operations as of March 19, 2024 and the loss on sale of discontinued operations recognized during the year ended December 31, 2024 are as follows:

As of March 19,
2024
Cash and cash equivalents	$20
Other current assets	4,546
Total assets of discontinued operations	4,566

Accrued expenses and other current liabilities	294
Amounts due to related parties	1,256
Total liabilities of discontinued operations	$1,550

Total net assets	$3,016
Total consideration received	1,569
Loss on sale of discontinued operations	$1,447

Disposal of One World, Global Travel and its Subsidiaries

On August 31, 2024, the Group resolved to dispose One World, Global Travel and its subsidiaries. The business was disposed to Mr. Jiang Hao for exchange of US$1. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The results of operations related to the discontinued operations for the year ended December 31, 2024 were reported as income (loss) from discontinued operations. The discontinued operations had no operations for the year ended December 31, 2024.

The results of discontinued operations for the year ended December 31, 2024 are as follows:

For the year ended December 31,
2024
Revenues	$—
Less: Cost of revenues	(125)
Gross Revenue	(125)
Total operating expenses	(1,477)
Loss from discontinued operations	(1,602)
Total other income, net	(1)
Loss from discontinued operation before income taxes	(1,603)
Income tax expenses from operations	—
Net loss from discontinued operations	$(1,603)

Assets and liabilities of the discontinued operations as of August 31, 2024 and the loss on sale of discontinued operations recognized during the year ended December 31, 2024 are as follows:

As of August 31,
2024
Cash and cash equivalents	$4,327
Other current assets	24,295
Noncurrent assets	4,028
Total assets of discontinued operations	32,650

Accrued expenses and other current liabilities	778
Amounts due to related parties	33,479
Total liabilities of discontinued operations	$34,257

Total net assets	$(1,607)
Total debts of discontinued operations waived by the Company	1,607
Total consideration received	—
Gain/Loss on sale of discontinued operations	$—

Disposal of Broad Cosmos and its Subsidiaries

On June 11, 2025, the Group resolved to dispose the legacy air travel media network business operations (the “Legacy Business”), which was being conducted through the Company’s wholly owned subsidiaries. The business was disposed to a unrelated third party for exchange of US$1. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The Disposition was completed on September 3, 2025. The results of operations related to the discontinued operations for the year ended December 31, 2025 were reported as income (loss) from discontinued operations.

The results of discontinued operations for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Revenues	$845	$343	$127
Less: Cost of revenues	(1,376)	(181)	(203)
Gross Revenue	(531)	162	(76)
Total operating expenses	(2,794)	(3,581)	(1,386)
Loss from discontinued operations	(3,325)	(3,419)	(1,462)
Total other income, net	3,972	(6,300)	1,272
Income (loss) from discontinued operation before income taxes	647	(9,719)	(190)
Income tax expenses from operations	(1)	—	—
Net income (loss) from discontinued operations	$646	$(9,719)	$(190)

Assets and liabilities of the discontinued operations as of December 31, 2024 and September 3, 2025 and the loss on sale of discontinued operations recognized during the year ended December 31, 2025 are as follows:

	As of December 31,	As of September 3,
	2024	2025
Cash and cash equivalents	$111	$71
Other current assets	21,731	21,329
Noncurrent assets	9,987	9,604
Total assets of discontinued operations	31,829	31,004

Accrued expenses and other current liabilities	78,245	79,474
Amounts due to related parties	3,631	3,753
Total liabilities of discontinued operations	$81,876	$83,227

Total net assets	$(50,047)	$(52,223)
Total debts of discontinued operations waived by the Company		52,223
Less: Carrying amount of non-controlling interests disposed		(32,930)
Add: Reclassification of AOCI on disposal		31,789
Total consideration received		—
Gain on sale of discontinued operations, net of income tax		$51,082